Other Income and Expenses	12 Months Ended
Dec. 31, 2018
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Other Income and Expenses
22.	Other Income and Expenses

(1)	Other operating income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	2016	2017	2018
Virtual credits breakage income	1,491	815	386
Gain on loss of control of subsidiaries and business transfer(1)	1,731	10,444	24,794
Dilution gain(2)	—	434	2,635
Gain on sale of land(3)	2,461	—	—
Others	209	318	284

Total	5,892	12,011	28,099

(1)	Refer to Note 20 Supplemental Cash Flow Information for further details.
(2)	Dilution gain included gain of 2,310 million yen for the year ended December 31, 2018 in connection with third-party allotments by Snow Corporation, an associate of the Group.
(3)

On June 29, 2016, the Company sold land in Fukuoka prefecture with a carrying amount of 2,584 million yen to Kyushu Railway Company. The sale price was 5,050 million yen and the Group recognized a gain on the sale of 2,461 million yen.

(2)	Other operating expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	2016	2017	2018
Rent	3,529	6,143	8,440
Travel	1,737	2,259	3,348
Supplies	1,154	2,378	3,327
Taxes and dues	801	1,516	2,347
Professional fees	2,030	2,182	3,266
Cost of goods	3,519	4,946	7,622
Training	1,006	1,344	1,972
LINE points	463	1,006	5,533
Others(1)	4,137	3,629	5,286

Total	18,376	25,403	41,141

(1)	The amount consists of office management fees, utilities and other miscellaneous expenses.

(3)	Other non-operating income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	2016	2017	2018
Gain on financial assets at fair value through profit or loss(1)	—	1,096	555
Dividend income	4	69	50
Gain on sale of financial assets	—	751	136
Gain from derivatives	—	47	128
Others	5	—	—

Total	9	1,963	869

(1)

For the years ended December 31, 2016, 2017 and 2018, gains and losses on valuation of financial assets are recognized under IAS 39 Financial Instruments: Recognition and Measurement and IFRS 9 Financial Instruments, respectively.

(4)	Other non-operating expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	2016	2017	2018
Loss on financial assets at fair value through profit or loss(1)	656	118	1,231
Loss on impairment of available-for-sale financial assets	293	1,761	—
Loss from derivatives	60	—	—
Others	53	109	238

Total	1,062	1,988	1,469

(1)

For the years ended December 31, 2016, 2017 and 2018, gains and losses on financial assets at fair value through profit or loss are recognized under IAS 39 Financial Instruments: Recognition and Measurement and IFRS 9 Financial Instruments, respectively.